Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Net profit	[1]	€ 307		€ 595	€ 509
Items that will not be reclassified to profit or loss, net of tax:
- Remeasurement of defined benefit pension plans		46	[2]	38
Items that may be reclassified subsequently to profit or loss, net of tax:
- Gains/(losses) on cash flow hedges		(81)		88	2
- Currency retranslation gains/(losses)	[3]	(238)		137	(50)
Total comprehensive income		34		858	461
Attributable to:
- Non-controlling interests		11		17	16
- Shareholders' equity		€ 23		€ 841	€ 445

[1]	Profit for the period prior to the Demerger is presented within Invested Capital.
[2]	Movement attributable to the period prior to the Demerger is presented in Invested Capital, while the movement attributable to the period post Demerger is presented in Retained earnings. The pension reserve balance of €70 million as at 31 December 2024 is reclassified from Other Reserves to Invested Capital
[3]	Includes a hyperinflation adjustment in relation to Türkiye for the years ended 31 December 2023, 2024, and 2025.